Basis of Presentation and General Information-Going Concern (Details) (USD $) In Thousands, unless otherwise specified				10 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 [SeanergyMaritimeHoldingsCorpMember]	Oct. 30, 2013 [NasdaqStaffDelistingDeterminationRegardingComplianceWithListingRule5550Member]
Working capital deficit			$ 90,695
Number of vessels sold			20
Accumulated deficit	$ (385,231)	$ (396,138)	$ 385,231
Deadline to regain compliance with NASDAQ Listing Rule				April 28, 2014
Date financial restructuring plan was presented to Nasdaq Hearings Panel				December 11, 2013